Loans and borrowings, including leases - Summary of Reconciliation of movements of liabilities to cash flows arising from financing activities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 3,700,913
Proceeds for loans and borrowings	64,603
Repayments of borrowings	(521,784)
Total changes from financing cash flows	(457,181)
Effects of movements in foreign exchange rates	2,790
New leases	806,321
Interest expense	328,499
Other finance costs accrued	3,216
Interest and other finance costs paid	(328,075)
Other interest reversed, net	(1,456)
Ending balance	4,055,027
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,262,476
Proceeds for loans and borrowings	64,603
Repayments of borrowings	(156,182)
Total changes from financing cash flows	(91,579)
Effects of movements in foreign exchange rates	2,790
Interest expense	99,973
Other finance costs accrued	3,216
Interest and other finance costs paid	(102,459)
Other interest reversed, net	1,455
Ending balance	1,175,872
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,438,437
Repayments of borrowings	(365,602)
Total changes from financing cash flows	(365,602)
New leases	806,321
Interest expense	228,526
Interest and other finance costs paid	(225,616)
Other interest reversed, net	(2,911)
Ending balance	$ 2,879,155